Average Annual Total Returns - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Retailing Portfolio	Apr. 29, 2024
Select Retailing Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	26.85%
Past 5 years	14.03%
Past 10 years	13.40%
Select Retailing Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	24.76%
Past 5 years	12.16%
Past 10 years	12.01%
Select Retailing Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	17.38%
Past 5 years	11.16%
Past 10 years	10.96%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1523
Average Annual Return:
Past 1 year	27.28%
Past 5 years	15.79%
Past 10 years	14.25%